BOARD OF DIRECTORS	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
BOARD OF DIRECTORS	BOARD OF DIRECTORS
In connection with the listing of our ADSs on Nasdaq, we converted our two-tier board structure into a one-tier board structure, with a single board of directors consisting of the executive director and non-executive directors. The new structure became effective on December 11, 2020. Since that date, the Board of Directors is jointly responsible for the management of the Company. The daily management of the Company and the execution of the strategy are entrusted to the CEO, as the only Executive Director. The CEO is supported by the non-statutory Executive Committee in the execution of his tasks and responsibilities. The Non-Executive Directors share statutory management responsibility, but shall focus on the supervision on the policy and functioning of the performance of the duties by the Executive Director and the Company’s general state of affairs. The Non-Executive Directors would focus on the supervision on the policy and functioning of the performance of the duties by the Executive Directors and the Company’s general state of affairs.
Dr. S. de Vries is the Company’s sole Executive member of the Board of Directors and is continuing to be the CEO.
The Board of Directors has the following members:

Dr. R. Peters	Chair of the Board of Directors and Non-Executive Board Member	Appointed September 25, 2023
Ms. D. Jorn	Vice Chair of the Board of Directors and Non-Executive Board Member
Ms. B. Yanni	Non-Executive Board Member
Dr. M. Pykett	Non-Executive Board Member
Ms. J. van der Meijs	Non-Executive Board Member
Mr. L. Kruimer	Non-Executive Board Member
Mr. S. Baert	Non-Executive Board Member
Dr. S. de Vries	Executive Board Member and Chief Executive Officer
Non-Executive members Board of Directors
Remuneration
For 2023 the annual compensation of the non-executive members of the Board of Directors was as follows:

Responsibility	Cash in Euros (per annum)	Ordinary shares in Euros ** (per annum)	Cash in U.S. dollars (per annum)	Ordinary shares in U.S. dollars * (per annum)
Chair of the Board of Directors	90,000*	40,000	97,110	43,160
Non-Executive Director	45,000	30,000	48,555	32,370
Chair Audit Committee	9,000		9,711
Member Audit Committee	3,000		3,237
Chair Remuneration Committee	6,000		6,474
Member Remuneration Committee	3,000		3,237
Chair of the Transaction Committee	6,000		6,474
Member of the Transaction Committee	3,000		3,237
Chair Governance Committee	6,000		6,474
Member Governance Committee	3,000		3,237
*Effective September 25, 2023. Until September 25, 2023: EUR 65,000 ($70,135)
**All shares to be valued at the 20 day VWAP preceding the Annual General Meeting of Shareholders, without further restrictions or grant.
An additional compensation of €1,000 ($1,100) per day in case of extraordinary activities, as determined by the Chair of the Board of Directors. Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2023, 2022 and 2021 was as follows:

Amounts in $ ‘000	Year	Cash	Share-Based Payment	Total
Dr. Richard Peters	2023	26	20	46
	2022	—	—	—
	2021	—	—	—
Mr. Paul Sekhri	2023	55	32	87
	2022	72	42	114
	2021	77	55	132
Ms. Deborah Jorn	2023	55	32	87
	2022	55	32	87
	2021	64	42	106
Ms. Barbara Yanni	2023	62	32	94
	2022	53	32	85
	2021	60	36	96
Dr. Mark Pykett	2023	55	32	87
	2022	50	32	82
	2021	57	36	93
Ms. Jabine van der Meijs	2023	62	32	94
	2022	57	32	89
	2021	47	24	71
Mr. Leonard Kruimer	2023	58	32	90
	2022	57	32	89
	2021	47	24	71
Mr. Steven Baert	2023	58	32	90
	2022	55	32	87
	2021	45	24	69
Mr. Barrie Ward	2023	—	—	—
	2022	—	—	—
	2021	23	20	43
Mr. Juergen Ernst	2023	—	—	—
	2022	—	—	—
	2021	—	6	6
Mr. Aad de Winter	2023	—	—	—
	2022	—	—	—
	2021	26	21	47
Total	2023	431	244	675
	2022	399	234	633
	2021	446	288	734
Shares, options and warrants
Shares
At December 31, 2023, the Non-Executive members of the Board of Directors held the following numbers of shares:

Ordinary shares
Dr. Richard Peters	17,613
Ms. Deborah Jorn	127,714
Ms. Barbara Yanni	112,123
Dr. Mark Pykett	112,123
Ms. Jabine van der Meijs	87,285
Mr. Leonard Kruimer	87,285
Mr. Steven Baert	87,285
Total	631,428
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During 2023, the Company has not granted loans or guarantees to any member of the Non- Executive members of the Board of Directors. No loans or guarantees to Non-Executive members of the Board of Directors were outstanding at December 31, 2023.
Executive members Board of Directors
Remuneration
The Executive Board Member is entitled to the following remuneration packages:
•Fixed remuneration: annual base salary;
•Variable remuneration: the variable remuneration components are (a) an annual bonus in cash as a percentage of the fixed component (short-term incentive) and (b) a (share- based) long-term incentive;
•Others: contribution pension premiums, travel allowance and holiday allowance.
Compensation was as follows and includes the entire year 2023, up to December 31, 2023:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Dr Sijmen de Vries, CEO and Executive Director	2023:	673	2023:	615	2023:	1,371	2023:	115	2023:	35	2023:	2,809
	2022:	636	2022:	394	2022:	1,221	2022:	112	2022:	34	2022:	2,396
	2021:	681	2021:	357	2021*:	1,594	2021:	120	2021:	38	2021:	2,790
* Due to a disclosure error in 2021 caused by the incorrect apportionment of the fair value share based payment expense over the vesting period, the restated 2021 share based payments remuneration disclosure of Dr. S. de Vries is $1.6 million compared to previously reported share based payments of $1.3 million.
Options
The following table gives an overview of movements in number of option holdings of the individual members of the executive board of directors in 2023, the exercise prices and expiration dates up to December 31, 2023 (note that the exercise price in US$ is translated using 2023 closing exchange rate (1:1.1002)):

	January 1, 2023	Granted 2023	Exercised in 2023	Forfeited/Expired in 2023	December 31, 2023	Exercise price ($)	Expiration date
Dr. Sijmen de Vries	2,800,000	—	—	—	2,800,000	0.886	May 22, 2024

Shares
At December 31, 2023, the executive members of the board held the following numbers of shares:

Shares held	As at December 31, 2023
Dr. Sijmen de Vries	8,141,383
Long term Incentive Plan

	Year	Granted	Settled	Forfeited	Not vested	Reserved as at December 31, 2023
Dr. Sijmen de Vries	2023	1,681,570	—	—	—	1,681.570
	2022	2,363,455	—	—	—	2,363,455
	2021	1,337,888	—	—	—	1,337,888
Loans or guarantees
During the year 2023, no loans or guarantees have been granted to the Executive members of the Board of Directors. No loans or guarantees to the Executive member of the Board of Directors were outstanding at December 31, 2023.
The Executive member of the Board of Director is the sole statutory director.
RELATED PARTY TRANSACTIONS
Related parties’ disclosure relates mainly to key management compensation and to transactions with the associated company of BioConnection group (BioConnection).
Key management includes members of the Board of Directors:

Amounts in $ ‘000	2023	2022	2021
Salaries and other short-term employee benefits	1,756	1,463	1,522
Post-employment benefits	115	112	120
Share-based compensation	1,615	1,455	1,882
Total	3,486	3,030	3,524
All direct transactions with members of the Board of Directors have been disclosed in Notes 20. Share-based compensation and 21. Board of Directors of these financial statements.
For the years ended December 31, 2023, 2022 and 2021 related party transactions with Bioconnection were in the ordinary course of that company’s fill and finish business and amounted to $4.7 million, $3.0 million and $3.5 million respectively. At December 31, 2023 the Company owed $1.7 million to Bioconnection and was owed by Bioconnection $0.5 million for fill and finish services supplied. At December 31, 2022 BioConnection owed $0.5 million to the Company for fill and finish services supplied. At December 31, 2021 the Company owed $0.1 million to Bioconnection for fill and finish services supplied.